DISPOSAL OF SUBSIDIARIES (Details Narrative) - USD ($) $ in Millions			12 Months Ended
	Feb. 21, 2023	Dec. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Percentage of unsecured promissory note		5.00%
Ordinary shares voted	5,678,430
Outstanding ordinary shares	10,035,188		952,868	82,087	20,933
Gain on disposal of subsidiaries			$ 10.4
Net asset value [member]
IfrsStatementLineItems [Line Items]
Selling price			$ 8.5
Debt securities [member]
IfrsStatementLineItems [Line Items]
Debt instrument fair value	$ 8.5	$ 8.5
Stand Best Creation Limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			100.00%